Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit (loss)	$ (340,063)	$ 98,562
Income tax expense (Note 30)	39,118	146,429
Depreciation and amortization (Note 11)	316,036	302,958
Impairment charges (Note 12)	99,064	0
Net realizable value inventory charge (Note 22)	97,742	8,719
Investment loss	16,221	59,722
Accretion on closure and decommissioning provision (Note 16)	14,841	7,470
Interest paid	(6,584)	(5,234)
Interest received	3,176	172
Income taxes paid	(137,762)	(129,205)
Other operating activities (Note 27)	17,190	(22,069)
Loss from equity investees (Note 13)	(45,033)	(4,347)
Net change in non-cash working capital items (Note 27)	(42,037)	(71,069)
Cash flows from (used in) operating activities	31,909	392,108
Investing activities
Payments for mineral properties, plant and equipment	(274,688)	(243,478)
Proceeds from disposition of mineral properties, plant and equipment	8,713	45,798
Proceeds from short-term investments	694	1,861
Proceeds from derivatives	9,877	9,157
Cash flows from (used in) investing activities	(255,404)	(186,662)
Financing activities
Proceeds from common shares issued	940	619
Distributions to non-controlling interests	(269)	(933)
Dividends paid	(94,728)	(71,500)
Proceeds from debt (Note 18)	167,100	0
Repayment of debt (Note 18)	(5,239)	(1,700)
Payment of equipment leases	(14,833)	(12,396)
Cash flows from (used in) financing activities	52,971	(85,910)
Effects of exchange rate changes on cash and cash equivalents	(6,021)	(3,099)
(Decrease) increase in cash and cash equivalents	(176,545)	116,437
Cash and cash equivalents at the beginning of the year	283,550	167,113
Cash and cash equivalents at the end of the year	$ 107,005	$ 283,550